Classification and measurement of financial instruments - Summary of Carrying Amounts and Fair Values of Financial Assets and Liabilities (Detail) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Financial liabilities at fair value through profit or loss, category [member]
Disclosure of fair value measurement of assets [line items]
Financial Liabilities	$ (111)	$ (109)
Financial liabilities at fair value through profit or loss, category [member] | Contingent purchase consideration [Member]
Disclosure of fair value measurement of assets [line items]
Financial Liabilities	(91)	(109)
Financial liabilities at amortised cost, category [member]
Disclosure of fair value measurement of assets [line items]
Financial Liabilities	(2,758)	(2,646)
Financial liabilities at amortised cost, category [member] | 'Long-term borrowings [member]
Disclosure of fair value measurement of assets [line items]
Financial Liabilities	(2,165)	(2,014)
Financial liabilities at amortised cost, category [member] | Deferred purchase consideration [Member]
Disclosure of fair value measurement of assets [line items]
Financial Liabilities	(23)	(22)
Financial liabilities at amortised cost, category [member] | Trade and other payables, excluding deferred and contingent purchase consideration [Member]
Disclosure of fair value measurement of assets [line items]
Financial Liabilities	(570)	(610)
Cash and cash equivalent [Member] | Financial liabilities at fair value through profit or loss, category [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	35	76
Derivative financial instruments [Member] | Financial liabilities at fair value through profit or loss, category [member]
Disclosure of fair value measurement of assets [line items]
Financial Liabilities	(20)
Money market fund [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	51	92
Financial assets measured at fair value through other comprehensive income [Member] | Equity securities [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	133	116
Financial assets at fair value through profit or loss, category [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	55	100
Financial assets at fair value through profit or loss, category [member] | Other Financial Asset [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets	16	16
Financial assets at fair value through profit or loss, category [member] | Derivative financial instruments [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets	1	8
Financial assets at fair value through profit or loss, category [member] | Money market fund [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	3
Financial assets at amortised cost, category [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	848	1,259
Financial assets at amortised cost, category [member] | Cash and cash equivalent [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets	160	628
Financial assets at amortised cost, category [member] | Other Financial Asset [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets	136	129
Financial assets at amortised cost, category [member] | Trade and other receivables, excluding prepayments [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	$ 552	$ 502